Premises And Equipment (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 14,252	$ 13,897
Less: accumulated depreciation and amortization	(7,922)	(7,425)
Premises and equipment, net	6,330	6,472
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,066	864
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	8,585	8,510
Furniture, computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,601	$ 4,523